Operating Expenses - Summary of Operating Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit (loss) [abstract]
Salaries and wages	₩ 4,123,680	₩ 3,974,233	₩ 3,845,842
Depreciation	2,605,128	2,530,252	2,674,205
Depreciation of right-of-use assets	404,175	442,629
Amortization of intangible assets	624,982	656,611	607,527
Commissions	965,461	1,115,477	1,080,168
Interconnection charges	500,081	534,025	579,613
International interconnection fee	172,529	240,254	226,627
Purchase of inventories	3,681,801	4,453,820	4,414,094
Changes of inventories	257,041	282,957	(432,607)
Sales commission	2,337,127	2,315,731	1,942,841
Service cost	2,102,875	1,610,261	1,540,869
Utilities	360,797	332,816	323,411
Taxes and dues	283,197	277,742	285,131
Rent	136,355	193,357	460,377
Insurance premium	71,018	82,404	73,654
Installation fee	132,117	155,178	143,669
Advertising expenses	132,466	150,166	157,675
Research and development expenses	156,940	165,028	176,758
Card service cost	2,941,669	3,066,766	3,112,618
Others	1,428,875	1,292,512	1,122,718
Total	₩ 23,418,314	₩ 23,872,219	₩ 22,335,190